Debt (Export Credit Facilities Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) item
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	540
Export Credit Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	85
Credit facility amount outstanding | $	$ 1,722,376
Debt Instrument, Collateral Amount | $	$ 3,600,000
Export Credit Facilities [Member] | 2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	15
Floating rate tranches | $	$ 140,723
Spread over reference rate	0.37%
Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	29
Floating rate tranches | $	$ 317,426
Spread over reference rate	1.42%
Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	8
Fixed rate tranches | $	$ 96,256
Stated interest rate	4.02%
Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	4
Floating rate tranches | $	$ 88,195
Spread over reference rate	1.35%
Debt, Maturity	2022
Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	12
Fixed rate tranches | $	$ 339,717
Stated interest rate	2.64%
Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	2
Floating rate tranches | $	$ 36,608
Spread over reference rate	1.11%
Debt, Maturity	2022
Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	3
Fixed rate tranches | $	$ 54,482
Stated interest rate	4.21%
Export Credit Facilities [Member] | Airbus ECA Capital Markets Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	3
Fixed rate tranches | $	$ 110,290
Stated interest rate	3.60%
Debt, Maturity	2021
Export Credit Facilities [Member] | Other Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	5
Fixed rate tranches | $	$ 313,445
Stated interest rate	2.38%
Export Credit Facilities [Member] | 2010 Ex-Im Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	2
Fixed rate tranches | $	$ 28,817
Stated interest rate	2.95%
Debt, Maturity	2022
Export Credit Facilities [Member] | 2012 Ex-Im Capital Markets Faciliy [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	2
Fixed rate tranches | $	$ 196,417
Stated interest rate	1.49%
Debt, Maturity	2025
Minimum [Member] | 2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Debt, Maturity	2017
Minimum [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2017
Minimum [Member] | 2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2018
Minimum [Member] | 2008 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2021
Minimum [Member] | 2009 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2021
Minimum [Member] | Other Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Debt, Maturity	2024
Minimum [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, term	10 years
Maximum [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, term	12 years
Maximum [Member] | Export Credit Facilities [Member] | 2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Debt, Maturity	2020
Maximum [Member] | Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2019
Maximum [Member] | Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2020
Maximum [Member] | Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2023
Maximum [Member] | Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2022
Maximum [Member] | Export Credit Facilities [Member] | Other Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Debt, Maturity	2027